INVENTORY	12 Months Ended
Dec. 31, 2021
INVENTORY
INVENTORY

NOTE 6 — INVENTORY:

Inventories are stated at the lower of cost or market, computed using the first-in, first-out method.

Following is a breakdown of the Company’s inventory:

	December 31, 2021	December 31, 2020
Raw materials	547	367
Finished goods inventory	138	308
	685	675